Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Schedule of changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill are as follows:

	JD Retail	JD Logistics	New Businesses	Total
	(RMB in millions)
Transaction in 2023
Impairment	—	—	(3,143)	(3,143)
Balance as of December 31, 2023
Goodwill	11,418	6,983	7,322	25,723
Accumulated impairment losses	(7)	—	(5,736)	(5,743)

	11,411	6,983	1,586	19,980

Transaction in 2024
Additions	6,576	—	—	6,576
Disposal of a subsidiary	(48)	—	—	(48)
Impairment	(799)	—	—	(799)
Balance as of December 31, 2024
Goodwill	17,946	6,983	7,322	32,251
Accumulated impairment losses	(806)	—	(5,736)	(6,542)

	17,140	6,983	1,586	25,709

Transaction in 2025
Additions	1,885	—	—	1,885
Impairment	(1,303)	—	—	(1,303)
Balance as of December 31, 2025
Goodwill	19,831	6,983	7,322	34,136
Accumulated impairment losses	(2,109)	—	(5,736)	(7,845)

	17,722	6,983	1,586	26,291